MoA Clear Passage 2035 Fund Expense Example - MoA Clear Passage 2035 Fund - MoA Clear Passage 2035 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 618